Current and Non-Current Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Current and Non-Current Assets and Liabilities [Abstract]
Current and Non-Current Assets and Liabilities	39 — Current and non-current assets and liabilities
Asset and liability line items by amounts recovered or settled within or after one year
Asset items as of December 31, 2025

	Amounts to be recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2025
Cash and central bank balances	164,659	—	164,659
Interbank balances (w/o central banks)	6,956	6	6,962
Central bank funds sold and securities purchased under resale agreements	27,900	9,609	37,509
Securities borrowed	6	—	6
Financial assets at fair value through profit or loss	512,024	7,937	519,960
Financial assets at fair value through other comprehensive income	11,277	32,367	43,644
Equity method investments	—	924	924
Loans at amortized cost	120,163	358,051	478,214
Property and equipment	—	5,924	5,924
Goodwill and other intangible assets	—	7,561	7,561
Other assets	125,514	41,645	167,160
Assets for current tax	1,159	450	1,609
Total assets before deferred tax assets	969,658	464,472	1,434,130
Deferred tax assets			5,743
Total assets			1,439,873
Liability items as of December 31, 2025

	Amounts to be recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2025
Deposits	668,977	25,604	694,580
Central bank funds purchased and securities sold under repurchase agreements	3,507	670	4,177
Securities loaned	2	—	2
Financial liabilities at fair value through profit or loss	358,048	26,181	384,230
Other short-term borrowings	18,204	—	18,204
Other liabilities	131,448	6,214	137,662
Provisions	2,408	—	2,408
Liabilities for current tax	499	195	694
Long-term debt	22,175	92,579	114,754
Trust preferred securities	283	—	283
Total liabilities before deferred tax liabilities	1,205,550	151,444	1,356,993
Deferred tax liabilities			594
Total liabilities			1,357,588
Asset items as of December 31, 2024

	Amounts to be recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2024
Cash and central bank balances	147,494	—	147,494
Interbank balances (w/o central banks)	6,154	6	6,160
Central bank funds sold and securities purchased under resale agreements	32,061	8,742	40,803
Securities borrowed	32	11	44
Financial assets at fair value through profit or loss	538,650	7,246	545,896
Financial assets at fair value through other comprehensive income	10,539	31,551	42,090
Equity method investments	—	1,028	1,028
Loans at amortized cost	131,164	352,733	483,897
Property and equipment	—	6,193	6,193
Goodwill and other intangible assets	—	7,749	7,749
Other assets	77,235	23,943	101,178
Assets for current tax	1,287	514	1,801
Total assets before deferred tax assets	944,616	439,715	1,384,331
Deferred tax assets			6,702
Total assets			1,391,033
Liability items as of December 31, 2024

	Amounts to be recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2024
Deposits	642,421	25,279	667,701
Central bank funds purchased and securities sold under repurchase agreements	2,710	1,030	3,740
Securities loaned	2	—	2
Financial liabilities at fair value through profit or loss	393,378	19,032	412,409
Other short-term borrowings	9,895	—	9,895
Other liabilities	88,347	7,269	95,616
Provisions	3,326	—	3,326
Liabilities for current tax	492	228	720
Long-term debt	20,628	94,270	114,899
Trust preferred securities	287	—	287
Total liabilities before deferred tax liabilities	1,161,486	147,109	1,308,594
Deferred tax liabilities			574
Total liabilities			1,309,168